Financial risk management - Financial instruments at fair value (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments at fair value
Total long-term debt	$ 4,513,503	$ 4,549,575	$ 4,593,223
Book Value
Financial Instruments at fair value
Total long-term debt	4,513,503	4,594,575	4,593,223
Fair Value
Financial Instruments at fair value
Total long-term debt	4,524,746	4,517,336	4,326,267
Level 1 | Fair Value
Financial Instruments at fair value
Total long-term debt	4,512,510	4,371,570	4,129,695
Level 2 | Fair Value
Financial Instruments at fair value
Total long-term debt	$ 12,236	$ 145,766	$ 196,572